Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	FEDERATED INTERNATIONAL SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0000742286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2016
Prospectus Date	rr_ProspectusDate	Jan. 31, 2016